4. Stockholders' Equity (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Details Narrative
Public Offering - Issuance - For Cash	2,499,999	8,985,410
Public Offering - Issuance - For Debt Repayment		7,800,005
Reg. S - New Issuance - For Cash		651,042
Series B Conversion		2,311,089
Series B Dividends		342,389
Commitment Shares / 2014 Senior Convertible Notes		321,820
2014 Senior Convertible Note		2,783,959
Option Exercised	195,587	242,439	(580,540)
Warrant Exercised		200,000
Board Compensation		771,740
Restricted Shares CEO 2014		2,000,000
Total	358,616	26,409,893